Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 6,231,298	$ 5,484,278
Other comprehensive loss, net of tax:
Unrealized holding loss on securities AFS arising during the period	(206,027)	(68,765)
Reclassification adjustment for gain realized in income	(3,384)	0
Unrealized loss during the year	(209,411)	(68,765)
Tax effect	71,199	23,380
Other comprehensive loss, net of tax	(138,212)	(45,385)
Total comprehensive income	$ 6,093,086	$ 5,438,893